IFRS 7 Disclosures - Summary of Account Balances by Investment Category (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	$ 105,811	$ 105,611
Equity funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	47,348	47,489
Balanced funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	42,414	42,448
Bond funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	11,944	11,967
Money market funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	2,113	1,732
Other fixed interest rate investments [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	$ 1,992	$ 1,975